Cover	Mar. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc.
Entity Central Index Key	0000831001
Entity Tax Identification Number	52-1568099
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Dep Shs Represent One 1000th Interest In A Share Of 7. 125 Percent Fix Float Rate Noncum Pref Stk Ser J [Member]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Dep Shs Represent One 1000thinterestinashareof 6. 875 Percent Fix Float Rate Noncum Pref Stk Ser K [Member]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
Sec 7. 625 Percent Trups Of Cap I I I And Registrants Guaranty [Member]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Sec 7. 875 Percent Fxd Frn Tru P Sof Cap X I I I And Registrants Guaranty [Member]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
M T N Series N Callable Step Up Coupon Notes Due Mar 2036of Cgmhi And Registrants Guaranty [Member]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
M T N Series N Callable Step Up Coupon Notes Due Feb 2036of Cgmhi And Registrants Guaranty [Member]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Feb 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36
Security Exchange Name	NYSE
M T N Series N Callable Fixed Rate Notes Due Dec 2035of Cgmhi And Registrants Guaranty [Member]
Title of 12(b) Security	MTN, Series N, Callable Fixed Rate Notes Due Dec 2035 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/35
Security Exchange Name	NYSE
M T N Series N Floating Rate Notes Due April 262028of Cgmhi And Registrants Guaranty [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due April 26, 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28
Security Exchange Name	NYSE
M T N Series N Floating Rate Notes Due Sept 2026of Cgmhi And Registrants Guaranty [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/26
Security Exchange Name	NYSE
M T N Series N Floating Rate Notes Due Sept 2028of Cgmhi And Registrants Guaranty [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28A
Security Exchange Name	NYSE
M T N Series N Floating Rate Notes Due Oct 2028of C G M H Iandregistrantsguaranty [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Oct 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28B
Security Exchange Name	NYSE
M T N Series N Floating Rate Notes Due Mar 2029of C G M H Iandregistrantsguaranty [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Mar 2029 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/29A
Security Exchange Name	NYSE